FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Hedge agreements	$ 4,500
Tower and Jazz Debentures [Member]
Debt Instrument [Line Items]
Fair value of debentures	319,000	313,000
Carrying amount	$ 215,000	$ 200,000